Impairment Charges and Reversals - Additional Information (Detail) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Description of key assumptions in determining fair value less costs of disposal		The recoverable amounts of Cenovus’s upstream CGUs were determined based on FVLCOD or an evaluation of comparable asset transactions. The fair values for producing properties were calculated based on discounted after-tax cash flows of proved and probable reserves using forward prices and cost estimates, prepared by Cenovus’s IQREs (Level 3). Key assumptions in the determination of future cash flows from reserves include crude oil and natural gas prices, costs to develop and the discount rate.
Discounted future cash flows, inflation rate		2.00%
Goodwill impairments			$ 0	$ 0
Exploration Expense		$ 82,000,000	2,123,000,000	888,000,000
E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense		82,000,000	2,123,000,000
Deep Basin [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense		64,000,000	2,117,000,000
Deep Basin [Member] | E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense		64,000,000	2,100,000,000
Oil Sands [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense		18,000,000	6,000,000	888,000,000
Oil Sands [Member] | E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense		18,000,000
Oil Sands [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses		20,000,000	6,000,000	21,000,000
Corporate and Eliminations [Member] | Property, plant and equipment [member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses		$ 10,000,000
CGUs [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Goodwill impairments			0
Clearwater CGU [Member] | Deep Basin [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment losses			100,000,000	56,000,000
Impairment recoverable value	$ 761,000,000		$ 761,000,000	295,000,000
Reversed of impairment loss	$ 132,000,000
Borealis CGU [Member] | Oil Sands [Member] | E&E [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Exploration Expense				$ 888,000,000
Bottom of Range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate		10.00%
Top of Range [Member]
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Discounted future cash flows, discount rate		15.00%